Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Convertible Preferred Stock	The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding immediately prior to the Business Combination.

Convertible Preferred Stock	Par Value	Authorized (1)	Issued and Outstanding (1)	Carrying Value
Series Seed	$0.001	9,761,747	9,761,745	$6,990
Series A	0.001	16,852,283	16,852,283	25,946
Series B	0.001	10,207,696	10,207,696	29,910
Series C	0.001	19,965,160	19,965,160	99,989
Series D	0.001	16,090,802	16,090,802	124,915
Series E	0.001	19,299,164	18,751,311	165,434
Series Z	0.001	5,000,000	4,133,333	31,000

		97,176,852	95,762,330	$484,184

(1)
Shares of Old Starry Preferred Stock authorized, issued and outstanding have been adjusted to reflect the exchange of Old Starry common stock for Class A common stock at an exchange of 0.1841 as a result of the Business Combination (see Note 1).

Starry, Inc [Member]
Summary of the common stock are reserved for future issuance
The following shares of common stock are reserved for future issuance:

	Voting common shares	Non-voting common shares
Conversion of redeemable, convertible preferred stock	91,628,998	—
Warrants issued and outstanding	—	8,221,123
Stock options issued and outstanding	—	8,873,981
Authorized for future grant under 2014 Stock Option and Grant Plan	—	334,056

	91,628,998	17,439,160

Summary of Warrant to Issue Non Voting Common Shares
As of December 31, 2021, the following warrants to
issue non-voting common
shares of the Company remain outstanding:

Original issuance date	Expiration date	Exercise price	Warrants issued	Warrants currently exercisable
September 2017	September 2027	$0.92	92,039	92,039
February 2019	February 2029	$0.01	2,765,887	2,765,887
December 2019	December 2029	$0.01	3,244,510	3,244,510
October 2021	October 2031	$0.05	2,118,687	529,672

			8,221,123	6,632,108